Repurchase of Shares	12 Months Ended
Dec. 31, 2010
Repurchase of Shares [Abstract]
Repurchase of Shares
10. Repurchase of Shares
In 2008, the Company’s shareholders approved two share repurchase programs. Under those programs, the Company was authorized, but not obligated, to repurchase within one year its own American Depositary Shares (“ADSs”) with an aggregate value of up to $40 million. As of December 31, 2008, the Company had repurchased a total of 2,848,278 ADSs for $19,351,099, which was retired by December 31, 2008. The excess of $19,348,251 of purchase price over par value was allocated between additional paid-in capital and retained earnings of $10,563,338 and $8,784,913, respectively. In 2009, the Company repurchased a total of 277,174 ADSs for $1,874,085 which was retired by December 31, 2009. The excess of $1,873,808 of purchase price over par value was allocated between additional paid-in capital and retained earnings of $1,048,703 and $825,105, respectively.